Retirement-Related Benefits (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Litigation in United Kingdom regarding defined benefit plans (C Plan)	Dec. 31, 2012 Defined Benefit Pension Plans U.S. Plan(s)	Dec. 31, 2011 Defined Benefit Pension Plans U.S. Plan(s)	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Litigation in United Kingdom regarding defined benefit plans (C Plan)	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Other countries	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Other countries	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Other countries	Dec. 31, 2012 Nonpension Postretirement Plans U.S. Plan(s)	Dec. 31, 2011 Nonpension Postretirement Plans U.S. Plan(s)	Dec. 31, 2012 Nonpension Postretirement Plans Non-U.S. Plans	Dec. 31, 2011 Nonpension Postretirement Plans Non-U.S. Plans
Changes in pre-tax net loss
Net loss at January 1					$ 18,561	$ 15,865	$ 18,309	$ 17,580						$ 734	$ 492	$ 211	$ 180
Current period loss/(gain)	(7,489)	(5,463)	(2,728)		2,258	3,514	4,905	1,696						104	241	75	45
Curtailments and settlements							2	(11)
Amortization of net loss included in net periodic (income)/cost	(2,457)	(1,847)	(1,249)		(1,331)	(818)	(1,027)	(957)						(32)		(17)	(13)
Net loss at December 31					19,488	18,561	22,188	18,309	17,580					806	734	269	211
Changes in prior service costs/(credits)
Prior service costs/(credits) at January 1					139	149	(768)	(958)								(10)	(14)
Current period prior service costs/(credits)	(2)	11	10					28								0	0
Amortization of prior service (credits)/costs, before tax	(148)	(157)	(183)		(10)	(10)	154	162								4	4
Prior service costs/(credits) at December 31					130	139	(614)	(768)	(958)							(6)	(10)
Changes in transition (assets)/liabilities
Transition (assets)/liabilities at January 1							0	0								0	1
Amortization of transition assets/(liabilities) included in net periodic (income)/cost							0	0								0	0
Transition (assets)/liabilities at December 31							0	0	0							0	0
Total loss recognized in accumulated other comprehensive income/(loss)					19,618	18,701	21,574	17,541						806	734	263	202
Amounts of retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost
Net loss					1,804		1,693							33		26
Prior service costs/(credits)					9		(132)									(4)
Transition (assets)/liabilities					0		0									0
Other Changes in Benefit Plans
Entity's payments for mandatory pension insolvency insurance coverage premiums											22	16	22
Retirement-related plans cost
Multi-employer plan/other costs				$ 162			$ 247	$ 111	$ 89	$ 162